Financial risk management - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) banks	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 45	€ 99
Multi-currency credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	€ 1,800	1,800
Number of credit facility banks | banks	12
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 1,060	€ 1,123
Foreign currency contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%	10.00%
Percentage of anticipated transaction exposure	80.00%
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Percentage of anticipated transaction exposure	80.00%
Credit risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	30 days
Credit risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	60 days
Credit risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 18	€ 20
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings	90.00%	89.00%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%	1.00%
Annual change in finance costs and pre-tax equity	€ 8	€ 9	€ 9